Share Capital (Details)					1 Months Ended				12 Months Ended
	Aug. 27, 2024 USD ($) shares	Aug. 21, 2024 USD ($)	Mar. 11, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2023 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2024	Jul. 05, 2023
Share Capital [Line Items]
Gross proceeds (in Dollars)			$ 375,000
Other transaction costs (in Dollars)		$ 50,000
Professional fees (in Dollars)									$ 24,299,000	$ 7,608,000
Percentage of acquires												100.00%
Common shares proceeds				$ 5,986,000					$ 289,534,000	$ 109,074,000
Private Placement [Member]
Share Capital [Line Items]
Common stock, shares issued | shares							44,444,446	44,444,446
Common shares proceeds							$ 43,799,000	$ 60,001
Sharon Lease Agreement [Member]
Share Capital [Line Items]
Common stock, shares issued | shares	1,532,745
Non refundable deposit (in Dollars)	$ 3,000,000
Market Equity Offering Program [Member]
Share Capital [Line Items]
Common stock, shares issued | shares						52,120,899			135,474,160	52,120,899
Gross proceeds (in Dollars)									$ 299,905,000	$ 70,770,000
Share price (in Dollars per share) | $ / shares						$ 1.36			$ 2.21	$ 1.36
Net proceeds (in Dollars)									$ 290,473,000	$ 68,504,000
Agent commission (in Dollars)									8,997,000	2,187,000
Other transaction costs (in Dollars)									435,000	79,000
Market Equity Offering Program [Member]
Share Capital [Line Items]
Professional fees (in Dollars)									939,000
Stock Options [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars)									$ 2,897,000	$ 1,999,000
Employees exercised stock options | shares									2,644,873	3,047,346
Toronto Stock Exchange [Member]
Share Capital [Line Items]
Percentage of acquires											20.00%
Common Shares [Member]
Share Capital [Line Items]
Common stock, shares issued | shares						334,153,330			479,332,885	334,153,330
Common stock, shares outstanding | shares						334,153,330			479,332,885	334,153,330
Warrants [member]
Share Capital [Line Items]
Common stock, shares issued | shares							22,222,223	22,222,223
Shares issued of warrants | shares					5,000,000	6,962,693				6,962,693
Broker warrants shares | shares					111,111	2,306,667				2,306,667
Issuance of common shares | shares					5,111,111	9,269,360
Proceeds from common shares (in Dollars)						$ 10,984,000
Warrants [member] | Common Shares [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars)					$ 5,986,000